STATEMENT OF STOCKHOLDERS EQUITY - USD ($)	Ordinary shares Class A Moringa Acquisition Corp	Ordinary shares Class B Moringa Acquisition Corp	Ordinary shares	Accumulated deficit	Accumulated deficit Previously Reported	Accumulated deficit Moringa Acquisition Corp	Additional paid-in Capital	Additional paid-in Capital Moringa Acquisition Corp	Redeemable Convertible Preferred Shares Series A	Redeemable Convertible Preferred Shares Series A -1	Redeemable Convertible Preferred Shares Series A -2	Redeemable Convertible Preferred Shares Series A -3	Redeemable Convertible Preferred Shares Series A -4	Contingently redeemable non- controlling interests Amount	Contingently redeemable non- controlling interests Amount Previously Reported	Total capital deficiency	Total capital deficiency Previously Reported	Class B Moringa Acquisition Corp	Total	Previously Reported	Moringa Acquisition Corp
Balance at Dec. 31, 2021	$ 48,000	$ 288,000	$ 1,000	$ (18,654,000)		$ (951,078,000)	$ 11,006,000	$ 855,994,000	$ 7,307,000	$ 2,392,000	$ 0	$ 0	$ 0	$ 3,859,000		$ (7,647,000)			$ 5,911,000		$ (94,748,000)
Balance (in Shares) at Dec. 31, 2021	480,000	2,875,000	219,251						388,088	91,216	0	0	0
CHANGES DURING 2022:
Conversion of simple agreements for future equity (SAFE) to Preferred A-3 shares, see Note 7							69,000					$ 2,683,000				69,000			2,752,000
Conversion of simple agreements for future equity (SAFE) to Preferred A-3 shares, see Note 7 (in Shares)												63,331
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2024 (unaudited):
Exercise of options			$ 0				3,000									3,000			$ 3,000
Exercise of options (in Shares)			103																103
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost											$ 2,264,000								$ 2,264,000
Issuance of Preferred shares, net of issuance cost (in Shares)											45,458
Share-based compensation							125,000									125,000			125,000
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount	$ 0	$ 0				(836,044,000)		(855,994,000)													(1,692,038,000)
Net loss	0	0			$ (3,215,000)	584,025,000		0							$ (273,000)		$ (3,215,000)		(3,488,000)	$ (3,488,000)	584,025,000
Balance at Dec. 31, 2022	$ 48,000	$ 288,000	$ 1,000	(21,869,000)		(1,203,097,000)	11,203,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 0	3,586,000		(10,665,000)			7,567,000		(1,202,761,000)
Balance (in Shares) at Dec. 31, 2022	480,000	2,875,000	219,354						388,088	91,216	45,458	63,331	0
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount						(905,040,000)															(905,040,000)
Net loss						313,195,000															313,195,000
Balance at Mar. 31, 2023	$ 48,000	$ 288,000	$ 1,000	(22,643,000)		(1,794,942,000)	11,235,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 0	3,617,000		(11,407,000)			6,856,000		(1,794,606,000)
Balance (in Shares) at Mar. 31, 2023	480,000	2,875,000	219,354						388,088	91,216	45,458	63,331	0
Balance at Dec. 31, 2022	$ 48,000	$ 288,000	$ 1,000	(21,869,000)		(1,203,097,000)	11,203,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 0	3,586,000		(10,665,000)			7,567,000		(1,202,761,000)
Balance (in Shares) at Dec. 31, 2022	480,000	2,875,000	219,354						388,088	91,216	45,458	63,331	0
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost							1,000						$ 411,000			1,000			412,000
Issuance of Preferred shares, net of issuance cost (in Shares)													21,717
Share-based compensation							64,000									64,000			64,000
Net loss				(2,427,000)										(192,000)		(2,427,000)			(2,619,000)		476,143,000
Balance at Jun. 30, 2023	$ 48,000	$ 288,000	$ 1,000	(24,296,000)		(2,189,996,000)	11,268,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,394,000		(13,027,000)			(5,424,000)		(2,189,660,000)
Balance (in Shares) at Jun. 30, 2023	480,000	2,875,000	219,354						388,088	91,216	45,458	63,331	21,717
Balance at Dec. 31, 2022	$ 48,000	$ 288,000	$ 1,000	(21,869,000)		(1,203,097,000)	11,203,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 0	3,586,000		(10,665,000)			$ 7,567,000		(1,202,761,000)
Balance (in Shares) at Dec. 31, 2022	480,000	2,875,000	219,354						388,088	91,216	45,458	63,331	0
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2024 (unaudited):
Exercise of options (in Shares)																			0
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost							1,000						$ 411,000			1,000			$ 412,000
Issuance of Preferred shares, net of issuance cost (in Shares)													21,717
Share-based compensation							130,000									130,000			130,000
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount	$ 0	$ 0				(1,908,820,000)		0													(1,908,820,000)
Conversion of Class B ordinary shares into Class A ordinary shares	$ 288,000	$ (288,000)				0		0													0
Conversion of Class B ordinary shares into Class A ordinary shares (in Shares)	2,874,999	(2,874,999)
Net loss	$ 0	$ 0		(4,942,000)		263,073,000		0						(166,000)		(4,942,000)			(5,108,000)		263,073,000
Balance at Dec. 31, 2023	$ 336,000	$ 0	$ 1,000	(26,811,000)		(2,848,844,000)	11,334,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,420,000		(15,476,000)			3,001,000		(2,848,508,000)
Balance (in Shares) at Dec. 31, 2023	3,354,999	1	219,354						388,088	91,216	45,458	63,331	21,717
Balance at Mar. 31, 2023	$ 48,000	$ 288,000	$ 1,000	(22,643,000)		(1,794,942,000)	11,235,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 0	3,617,000		(11,407,000)			6,856,000		(1,794,606,000)
Balance (in Shares) at Mar. 31, 2023	480,000	2,875,000	219,354						388,088	91,216	45,458	63,331	0
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost							1,000						$ 411,000			1,000			412,000
Issuance of Preferred shares, net of issuance cost (in Shares)													21,717
Share-based compensation							32,000									32,000			32,000
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount						(558,002,000)															(558,002,000)
Net loss				(1,653,000)		162,948,000								(223,000)		(1,653,000)			(1,876,000)		162,948,000
Balance at Jun. 30, 2023	$ 48,000	$ 288,000	$ 1,000	(24,296,000)		(2,189,996,000)	11,268,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,394,000		(13,027,000)			(5,424,000)		(2,189,660,000)
Balance (in Shares) at Jun. 30, 2023	480,000	2,875,000	219,354						388,088	91,216	45,458	63,331	21,717
Balance at Dec. 31, 2023	$ 336,000	$ 0	$ 1,000	(26,811,000)		(2,848,844,000)	11,334,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,420,000		(15,476,000)			3,001,000		(2,848,508,000)
Balance (in Shares) at Dec. 31, 2023	3,354,999	1	219,354						388,088	91,216	45,458	63,331	21,717
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount						(112,558,000)															(112,558,000)
Net loss						(200,218,000)															(200,218,000)
Balance at Mar. 31, 2024	$ 336,000	$ 0	$ 1,000	(28,184,000)		(3,161,620,000)	11,366,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,370,000		(16,817,000)			1,610,000		(3,161,284,000)
Balance (in Shares) at Mar. 31, 2024	3,354,999	1	250,492						388,088	91,216	45,458	63,331	21,717
Balance at Dec. 31, 2023	$ 336,000	$ 0	$ 1,000	(26,811,000)		(2,848,844,000)	11,334,000	$ 0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,420,000		(15,476,000)			3,001,000		(2,848,508,000)
Balance (in Shares) at Dec. 31, 2023	3,354,999	1	219,354						388,088	91,216	45,458	63,331	21,717
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2024 (unaudited):
Exercise of options			$ 0				0									0			$ 0
Exercise of options (in Shares)			31,138																31,138
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Share-based compensation							64,000									64,000			$ 64,000
Conversion of Class B ordinary shares into Class A ordinary shares (in Shares)																		2,874,999
Net loss				(2,845,000)										(67,000)		(2,845,000)			(2,912,000)		(310,793,000)
Balance at Jun. 30, 2024	$ 336,000	$ 0	$ 1,000	(29,656,000)		(3,386,123,000)	11,398,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,353,000		(18,257,000)			153,000		(3,385,787,000)
Balance (in Shares) at Jun. 30, 2024	3,354,999	1	250,492						388,088	91,216	45,458	63,331	21,717
Balance at Mar. 31, 2024	$ 336,000	$ 0	$ 1,000	(28,184,000)		(3,161,620,000)	11,366,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,370,000		(16,817,000)			1,610,000		(3,161,284,000)
Balance (in Shares) at Mar. 31, 2024	3,354,999	1	250,492						388,088	91,216	45,458	63,331	21,717
CHANGES DURING THE SIX MONTHS PERIOD ENDED JUNE 30, 2023 (unaudited):
Share-based compensation							32,000									32,000			32,000
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount						(113,928,000)															(113,928,000)
Net loss				(1,472,000)		(110,575,000)								(17,000)		(1,472,000)			(1,489,000)		(110,575,000)
Balance at Jun. 30, 2024	$ 336,000	$ 0	$ 1,000	$ (29,656,000)		$ (3,386,123,000)	$ 11,398,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	$ 3,353,000		$ (18,257,000)			$ 153,000		$ (3,385,787,000)
Balance (in Shares) at Jun. 30, 2024	3,354,999	1	250,492						388,088	91,216	45,458	63,331	21,717